Stock Options (Details)	12 Months Ended
Dec. 31, 2022
Risk free interest rate	2.80%
Expected dividend yield	0.00%
Minimum [Member]
Stock volatility factor	107.00%
Weighted average expected life of options	2 years 6 months
Maximum [Member]
Stock volatility factor	118.00%
Weighted average expected life of options	5 years